Long-term and Short-term Debt (Details) - Schedule of Short-term Debt (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Short-term Debt [Abstract]
Note payable to unrelated third party payable	$ 299,605	$ 75,000	$ 50,000
Notes payable to related party	491,674	111,794	869,038
Total current debt	$ 791,279	$ 186,794	$ 0